                                  CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Aspen Series (the "Registrant"). The Registrant's 1933 Act No. is 33-63212 and the Registrant's 1940 Act No. is 811-7736.

2. There are no changes to the Prospectuses and Money Market Portfolio -- Institutional Shares Statement of Additional Information that were filed in Post-Effective Amendment No. 45 ("PEA No. 45") on May 1, 2008, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

          Balanced Portfolio                  Large Cap Growth Portfolio
          -- Institutional Shares             -- Institutional Shares
          -- Service Shares                   -- Service Shares

          Flexible Bond Portfolio             Mid Cap Growth Portfolio
          -- Institutional Shares             -- Institutional Shares
          -- Service Shares                   -- Service Shares

          Forty Portfolio                     Mid Cap Value Portfolio
          -- Institutional Shares             -- Institutional Shares
          -- Service Shares                   -- Service Shares

          Fundamental Equity Portfolio        Money Market Portfolio
          -- Institutional Shares             -- Institutional Shares
          -- Service Shares
                                              Janus Aspen INTECH Risk-Managed Core Portfolio
          Global Life Sciences Portfolio      -- Service Shares
          -- Institutional Shares
          -- Service Shares                   Janus Aspen INTECH Risk-Managed Growth Portfolio
                                              -- Service Shares
          Global Technology Portfolio
          -- Institutional Shares             Small Company Value Portfolio
          -- Service Shares                   -- Service Shares
          -- Service II Shares
                                              Worldwide Growth Portfolio
          Growth and Income Portfolio         -- Institutional Shares
          -- Institutional Shares             -- Service Shares
          -- Service Shares                   -- Service II Shares

          International Growth Portfolio
          -- Institutional Shares
          -- Service Shares                   (collectively, the "Portfolios")
          -- Service II Shares


3.    The text of PEA No. 45 has been filed electronically.

DATED:  May 6, 2008

                                      JANUS ASPEN SERIES
                                      on behalf of the Portfolios


                                      By:   /s/ Stephanie Grauerholz-Lofton
                                          --------------------------------------
                                            Stephanie Grauerholz-Lofton
                                            Vice President